Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
Income (loss) from continuing operations before income taxes and interest in earnings of associates	$ 518	$ 499	$ (337)
US federal statutory income tax rate	35.00%	35.00%	35.00%
Income tax expense at US federal tax rate	$ 181	$ 175	$ (118)
Adjustments to derive effective rate:
Non-deductible expenditure	21	19	15
Tax impact of internal restructurings	0	11	0
Movement in provision for unrecognized tax benefits	1	(1)	6
Impairment of non-qualifying goodwill	0	0	137
effective income tax rate reconciliation non deductible goodwill disposal	11	0	0
Impact of change in tax rate on deferred tax balances	0	(4)	(3)
Adjustment in respect of prior periods	(2)	1	6
Non Deductible Venezuelan foreign exchange loss	5
Effect of foreign exchange and other differences	(4)	1	2
Changes in valuation allowances applied to deferred tax assets	7	0	114
Adjustments to eliminate the net tax effect of intra-group items	(30)	(30)	(31)
Tax differentials of foreign earnings:
Foreign jurisdictions	(48)	(54)	(12)
US state taxes and local taxes	17	4	(15)
Total income tax	$ 159	$ 122	$ 101